Subsequent Events - Additional Information (Detail) $ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	Mar. 21, 2024 $ / shares	Mar. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Aug. 22, 2023 USD ($)	Mar. 13, 2023 USD ($)	Aug. 03, 2022 USD ($)	Mar. 07, 2022 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Dividend payables | $						$ 0.078	$ 0.1	$ 0.34	$ 0.68
Withholding tax		¥ 1,050,000
Assets			¥ 237,023,009	¥ 349,262,807
Liabilities			143,339,227	254,476,132
Revenue			15,325,826	29,218,432	¥ 38,294,317
Profit (loss)			1,034,486	¥ 8,775,039	¥ 16,709,060
Virtual Bank [member]
Disclosure of non-adjusting events after reporting period [line items]
Assets			2,995,000
Liabilities			2,388,000
Revenue			146,000
Profit (loss)			¥ (163,000)
Hong Kong's subsidiary [member]
Disclosure of non-adjusting events after reporting period [line items]
Dividend payables		¥ 10,500,000
Revision of Cash Dividend Policy [member] | Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Cash dividends ordinary shares per share | $ / shares	$ 1.21
Revision of Cash Dividend Policy [member] | American Depositary Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Cash dividends ordinary shares per share | $ / shares	$ 2.42